Supplement dated November 3, 2006

to the NAV and Class 1 Prospectuses for John Hancock Funds II

Dated October 17, 2005

Investment Quality Bond Fund

The following co-portfolio manager has been added to the Fund:

Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.

Supplement dated November 3, 2006

to Statement of Additional Information for John Hancock Funds II

Dated October 17, 2005, as amended and restated July 24, 2006

Appendix C

Portfolio Managers Information under the heading “Wellington Management Company, LLC” is updated as follows:

WELLINGTON MANAGEMENT COMPANY, LLP

Investment Quality Bond Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of August 31, 2006):

None

OTHER MANAGED ACCOUNTS (As of August 31, 2006)

The following tables show information regarding other accounts managed by the portfolio manager:

Christopher Gootkind, portfolio manager for the Investment Quality Bond Fund.

OTHER POOLED INVESTMENT

OTHER REGISTERED INVESTMENT COMPANIES VEHICLES

OTHER ACCOUNTS

---------------------------------------------------------------------------------------------------------------------------------
Assets	Assets
Number of	Assets	Number of	(in $	Number of	(in $
Accounts	(in $ millions)*	Accounts	millions)*	Accounts	millions)*
-------------	-----------------	-------------	------------	------------	-----------
All Accounts	7	19,344.1	0	0	6	2.5

Accounts where

advisory fee is

based on account

performance

(Subset of above): 2	14,878.1	0	0	0	0